Net Income Attributable to Canon Inc. Shareholders per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income Attributable to Canon Inc. Shareholders per Share
1 6 .	Net Income Attributable to Canon Inc. Shareholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2019	2018	2017
	(Millions of yen)
Basic n et income attributable to Canon Inc.	125,105	252,755	241,923
Diluted net income attributable to C anon Inc.	125,103	252,755	241,923

	(Number of shares)
Average common shares outstanding	1,069,956,767	1,079,753,008	1,085,439,370
Effect of dilutive securities:
Stock options	158,173	49,319	–

Diluted common shares outstanding	1,070,114,940	1,079,802,327	1,085,439,370

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	116.93	234.09	222.88
Diluted	116.91	234.08	222.88

The computation of diluted net income attributable to Canon Inc. shareholders per share for the year ended December 31, 2017 excludes outstanding stock options because the effect would be anti-dilutive.